                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21117

            O'Connor Fund of Funds: Long/Short Credit Strategies LLC
                  (formerly, UBS Credit Recovery Fund, L.L.C.)
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

            O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                   (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

            O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                   (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital                         1
Statement of Operations                                                       2
Statements of Changes in Members' Capital                                     3
Statement of Cash Flows                                                       4
Financial Highlights                                                          5
Notes to Financial Statements                                                 6
Schedule of Portfolio Investments                                            16

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                     JUNE 30, 2011
                                                                     -------------
ASSETS
Investments in Investment Funds, at fair value (cost $294,435,425)    $349,734,214
Investments in other securities, at fair value (cost $34,452)               21,416
Cash and cash equivalents                                               14,204,470
Receivable from Highland Crusader Fund, L.P.                            10,905,327
Receivable from Highland Credit Strategies Fund, Ltd.                    4,981,730
Receivable from Investment Funds                                           309,174
Other assets                                                                99,260
                                                                      ------------
TOTAL ASSETS                                                           380,255,591
                                                                      ------------
LIABILITIES
Unrealized depreciation on foreign currency contracts                       78,149
Subscriptions received in advance                                          510,000
Investment Management Fee payable                                          462,207
Professional fees payable                                                  197,964
Management Fee payable                                                      95,629
Administration fee payable                                                  61,224
Directors' fees payable                                                     12,068
Custody fee payable                                                            600
Other liabilities                                                          264,635
                                                                      ------------
TOTAL LIABILITIES                                                        1,682,476
                                                                      ------------
MEMBERS' CAPITAL                                                      $378,573,115
                                                                      ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                             $323,159,196
Accumulated net unrealized appreciation/(depreciation) on
   investments in Investment Funds, foreign
   currency contracts and translations and receivables                  55,413,919
                                                                      ------------
MEMBERS' CAPITAL                                                      $378,573,115
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

INVESTMENT INCOME
Interest                                                   $     4,837
                                                           -----------
TOTAL INVESTMENT INCOME                                          4,837
                                                           -----------
EXPENSES
Investment Management Fee                                    2,746,438
Management Fee                                                 568,228
Administration fee                                             219,204
Professional fees                                              198,003
Loan commitment fees                                            86,016
Directors' fees                                                 29,152
Loan interest                                                    9,125
Custody fee                                                      7,019
Printing, insurance and other expenses                         220,633
                                                           -----------
TOTAL EXPENSES                                               4,083,818
                                                           -----------
Administration and custody fees waived                         (34,650)
NET EXPENSES                                                 4,049,168
                                                           -----------
NET INVESTMENT LOSS                                         (4,044,331)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
   Investments in Investment Funds and other securities      5,677,855
   Foreign currency contracts and transactions              (1,161,869)
Net change in unrealized appreciation/depreciation on
   investments in Investment Funds, investments in
   other securities, foreign currency contracts and
   translations and receivables                              5,238,642
                                                           -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS     9,754,628
                                                           -----------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS   $ 5,710,297
                                                           -----------

   The accompanying notes are an integral part of these financial statements.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
                                                                     (UNAUDITED)

                                                             ADVISER      MEMBERS          TOTAL
                                                             -------   -------------   -------------
MEMBERS' CAPITAL AT JANUARY 1, 2010                          $24,241   $ 411,817,215   $ 411,841,456
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                 (146)     (8,979,097)     (8,979,243)
   Net realized gain/(loss) from investments in Investment
      Funds and foreign currency contracts and
      transactions                                             1,219      21,926,873      21,928,092
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds, investments in
      other securities and foreign currency contracts and
      translations                                             1,413      24,993,275      24,994,688
                                                             -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                     2,486      37,941,051      37,943,537
                                                             -------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                            --      29,971,934      29,971,934
Members' withdrawals                                              --    (111,919,134)   (111,919,134)
                                                             -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                              --     (81,947,200)    (81,947,200)
                                                             -------   -------------   -------------
MEMBERS' CAPITAL AT DECEMBER 31, 2010                        $26,727   $ 367,811,066   $ 367,837,793
                                                             -------   -------------   -------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                 (203)     (4,044,128)     (4,044,331)
   Net realized gain/(loss) from investments in Investment
      Funds, other securities and foreign currency
      contracts and transactions                                 430       4,515,556       4,515,986
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds, investments in
      other securities, foreign currency contracts and
      translations and receivables                               154       5,238,488       5,238,642
                                                             -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                       381       5,709,916       5,710,297
                                                             -------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' subscriptions                            25,140       4,999,885       5,025,025
                                                             -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                          25,140       4,999,885       5,025,025
                                                             -------   -------------   -------------
MEMBERS' CAPITAL AT JUNE 30, 2011                            $52,248   $ 378,520,867   $ 378,573,115
                                                             -------   -------------   -------------

   The accompanying notes are an integral part of these financial statements.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                       $   5,710,297
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
   Purchases of investments in Investment Funds and other securities                             (58,000,000)
   Proceeds from disposition of investments in Investment Funds and other securities              43,339,795
   Net realized gain/(loss) from investments in Investment Funds and other securities             (5,677,855)
   Net change in unrealized appreciation/depreciation on investments in Investment Funds, investments in other securities, foreign currency contracts and translations
      and receivables                                                                             (5,238,642)
   Changes in assets and liabilities:
   (Increase) decrease in assets:
      Advanced subscriptions in Investment Funds                                                  12,000,000
      Interest receivable                                                                              2,080
      Receivable from Highland Credit Strategies Fund, Ltd.                                       (4,981,730)
      Receivable from Highland Crusader Fund, L.P.                                               (10,905,327)
      Receivable from Investment Funds                                                           104,510,977
      Other assets                                                                                   (30,516)
   Increase (decrease) in liabilities:
      Administration fee payable                                                                     (57,422)
      Custody fee payable                                                                               (450)
      Directors' fees payable                                                                         12,068
      Investment Management Fee payable                                                              (95,866)
      Management Fee payable                                                                         (19,834)
      Professional fees payable                                                                       23,456
      Other liabilities                                                                               91,271
                                                                                               -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         80,682,302
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Adviser's subscriptions, including change in subscriptions received in advance          25,140
Proceeds from Members' subscriptions, including change in subscriptions received in advance        4,280,000
Payments on Members' withdrawals, including change in withdrawals payable                       (111,919,134)
Proceeds from loan                                                                                27,000,000
Principal payment on loan                                                                        (27,000,000)
                                                                                               -------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (107,613,994)

Net decrease in cash and cash equivalents                                                        (26,931,692)
Cash and cash equivalents--beginning of period                                                    41,136,162
                                                                                               -------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                       $  14,204,470
                                                                                               -------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Interest paid                                                                               $       9,125
                                                                                               -------------

   The accompanying notes are an integral part of these financial statements.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                     PERIOD FROM
                                     JANUARY 1,
                                    2011 TO JUNE                                 YEARS ENDED DECEMBER 31,
                                      30, 2011          -------------------------------------------------------------------------
                                     (UNAUDITED)            2010           2009            2008           2007            2006
                                    ------------        ------------   ------------    ------------   ------------   ------------
Ratio of net investment loss to
   average members' capital (a, b)         (2.16%)(c)          (2.03%)        (2.01%)         (1.92%)        (1.93%)        (1.78%)
Ratio of gross expenses to
   average members' capital (a, b)          2.18%(c)            2.04%          2.03%           2.07%          2.12%          1.99%
Ratio of administration and
   custody fees waived to
   average  members' capital
   (a, b, d)                               (0.02%)(c)         0.00%e           0.00%           0.00%          0.00%          0.00%
Ratio of net expenses to
   average members'
   capital (a, b)                           2.16%(c)            2.04%          2.03%           2.07%          2.12%          1.99%
Portfolio turnover rate                    12.85%              16.23%         23.27%          33.56%          4.42%          7.60%
Total return (f)                            1.55%               8.67%         17.16%         (28.77%)        18.54%         15.58%
Average debt ratio (a)                      0.28%               0.00%          0.00%           0.01%          0.24%          0.00%
Members' capital at end of
   period (including the
   Adviser)                         $378,573,115        $367,837,793   $411,841,456    $418,876,644   $562,791,338   $275,562,734

(a) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

(b) Ratios of net investment loss and gross/net expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

(c)  Annualized.

(d) The administration and custody fees waiver was effective November 1, 2010. Therefore, the ratio of administration and custody fees waived was not applicable for the years ended December 31, 2006 through December 31, 2009.

(e)  Less than 0.005%.

(f) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION

     O'Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly UBS Credit Recovery Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its fair value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     The Directors have engaged UBS Alternative and Quantitative Investments LLC ("UBS A&Q", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

     3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2011. Effective June 30, 2011, the Fund used the following categories to classify its Investment Funds.

     The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 30 - 180 day redemption notice periods. Investment Funds representing approximately 26 percent of the fair value of the investments in this strategy are side pockets, liquidating trusts or private equity positions where the liquidation of assets is expected over the next 12 - 48 months. The remaining approximately 74 percent of the Investment Funds have either initial redemption dates commencing in the future (4 percent) or are available to be redeemed with no restrictions (70 percent), as of the measurement date. Two Investment Funds, with a fair value of $34,122,277, transferred from Level 2 to Level 3 at the measurement date.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods and are available to be redeemed with no restrictions, as of the measurement date.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2011.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $4,044,331 and $4,515,986 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the six month period ended June 30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. INCOME TAXES (CONTINUED)

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's members' capital, excluding the capital account attributable to the Adviser.

     The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Management Fee and Investment Management Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Adviser. A portion of the Investment Management Fee and the Management Fee is paid by UBS A&Q to its affiliates.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which is similarly allocated to all Members other than the Adviser or Administrator as described above.

     Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions, as needed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon
     (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

5.   ADMINISTRATION AND CUSTODY FEES (CONTINUED)

     Effective March 26, 2010, the Custodian and BNY Mellon have agreed to a fee reduction for reimbursement of the Fund's line of credit commitment fees ("Fee Reduction") for a period of 364 days from November 1, 2010, the effective date of the Fund's line of credit agreement with State Street Bank and Trust Company ("Initial Term"). Based on the methodology within the agreement, the Custodian and BNY Mellon have agreed to waive $69,300 for the Fund over the Initial Term. For the six month period ended June 30, 2011, the Custodian and BNY Mellon waived $3,600 and $31,050, respectively, which is shown in aggregate as administration and custody fees waived on the Statement of Operations.

6.   LOAN PAYABLE

     Effective November 1, 2010, the Fund, along with other UBS sponsored funds, entered into a one year, $250,000,000 committed, secured revolving line of credit with State Street Bank and Trust Company. The Fund is limited to $69,300,000 (the "Borrower Sublimit Amount") of the secured revolving line of credit with a maximum borrowing limit of 15% of the Fund's Members' Capital. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate and (b) 1.50% above the Federal Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

     For the six month period ended June 30, 2011, the Fund's average interest rate paid on borrowings was 1.74% per annum and the average borrowings outstanding was $1,044,199. The Fund did not have any borrowings outstanding at June 30, 2011. Interest expense for the six month period ended June 30, 2011 was $9,125, of which none was payable at June 30, 2011.

7.   INVESTMENTS

     As of June 30, 2011, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2011 amounted to $58,000,000 and $43,339,795, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

7.   INVESTMENTS (CONTINUED)

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations of 20.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

     The Fund has entered into a forward foreign currency exchange contract for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Fund entered into a forward foreign currency exchange contract to hedge against a Euro denominated Investment Fund. The Fund enters into these contracts from time to time to mitigate the foreign currency risks associated with these types of investments.

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

     The net realized loss and net change in unrealized gain on forward foreign currency exchange contracts for the six month period ended June 30, 2011 is ($1,161,869) and $68,043, respectively, and are included in the net realized gain/(loss) from foreign currency contracts and transactions and net change in unrealized appreciation/depreciation on investments in Investment Funds, investments in other securities and foreign currency contracts and translations on the Statement of Operations. Unrealized depreciation on foreign currency contracts is included on the Statement of Assets, Liabilities and Members' Capital.

     The volume of activity of forward foreign currency exchange contracts that is presented in the Schedule of Portfolio Investments is consistent with the derivative activity during the six month period ended June 30, 2011.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

   O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC (FORMERLY UBS CREDIT
                                                          RECOVERY FUND, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                                                                                            DOLLAR
                                                                                                                          AMOUNT OF
                                                                            REALIZED AND                                  FAIR VALUE
                                                                             UNREALIZED                          FIRST     FOR FIRST
                                                                   % OF      GAIN/(LOSS)   INITIAL             AVAILABLE   AVAILABLE
                                                                  MEMBERS'      FROM     ACQUISITION LIQUIDITY REDEMPTION REDEMPTION
           INVESTMENT FUND                  COST      FAIR VALUE  CAPITAL   INVESTMENTS     DATE       (A)        (B)         (B)
--------------------------------------- ------------ ------------ --------  ------------ ----------- --------- ---------- ----------
CREDIT
Ahab Partners, L.P. (c)                 $  6,577,237 $  7,349,021     1.94  $    560,474    8/1/2002    N/A
Brevan Howard Credit Catalysts Fund,
   L.P. (d)                               22,000,000   24,966,653     6.59     1,016,670    6/1/2010  Monthly
Brigade Leveraged Capital Structures
   Fund, L.P. (d)                         21,826,694   28,162,851     7.44     1,023,537    2/1/2008 Quarterly
Camulos Partners, L.P. (c)                 1,640,423      312,103     0.08      (76,300)    2/1/2006    N/A
Canyon Value Realization Fund, L.P.
   (d),(e)                                 1,885,745    2,620,889     0.69        92,794    8/1/2002    N/A
Chatham Asset Partners High Yield
   Fund, L.P. (d)                         12,000,000   12,215,637     3.23       215,637    1/1/2011 Quarterly
Claren Road Credit Partners, L.P., L
   Interest payable (e)                    4,070,202    8,157,566     2.15     3,500,657   10/1/2006    N/A
Cyan Warwick European Distressed &
   Special Situations Credit Fund LP       7,900,000    7,955,279     2.10        63,156    8/1/2010 Quarterly  9/30/2012  7,955,279
Cyrus Opportunities Fund II, L.P. (c)        808,225      893,428     0.24        47,246    8/1/2002    N/A
Cyrus Opportunities Fund II, L.P. (e)        456,428      825,436     0.22        72,273    8/1/2002    N/A
European Special Opportunities Fund
   II, Ltd., Class B (c)                   9,800,792   10,934,142     2.89       894,284    2/1/2008    N/A
GCA Credit Opportunity Fund, L.L.C. (d)   21,000,000   21,307,322     5.63       307,322    2/1/2011 Quarterly
Gracie Credit Opportunities Fund,
   L.L.C. (d)                             25,000,000   26,444,916     6.99       224,684   11/1/2009 Quarterly
Harbinger Capital Partners Fund I,
   L.P., Class L (e)                         118,968      522,676     0.14        15,574    8/1/2006    N/A
Harbinger Capital Partners Special
   Situations Fund, L.P. (e)               1,328,967    1,066,925     0.28        17,665    8/1/2006    N/A
Harbinger Capital Partners Special
   Situations Fund, L.P. (c)               2,727,293    5,471,210     1.45     (176,762)    8/1/2006    N/A
Harbinger Class PE Holdings (US) Trust
   (e)                                     4,947,928    3,415,586     0.90     (230,494)    8/1/2002    N/A
Indus Structured Finance Fund, L.P.,
   Class A (f)                            10,006,738    5,319,128     1.40     (375,275)    5/1/2007    N/A     6/30/2012  5,319,128
                                                                                                     Every 24
Knighthead Domestic Fund, L.P.            11,270,919   19,982,086     5.28       915,514    6/1/2008  months
Marathon Distressed Subprime Fund,                                                                   Every 18
   L.P. (d)                                3,488,866    4,936,407     1.30     1,528,970    9/1/2007  months
Marathon Special Opportunity Fund,
   L.P. (e)                                4,131,760    4,498,901     1.19        15,761   10/1/2002    N/A
                                                                                                     Every 24
Marathon Special Opportunity Fund, L.P.    9,852,600   14,140,191     3.73       390,021   10/1/2002  months
Marathon Special Opportunity Fund,
   L.P. (d),(c)                              149,650      284,091     0.07       116,615   10/1/2002    N/A
Marathon Structured Finance Fund, L.P.
   (c)                                     2,170,085    2,649,703     0.70       274,945   11/1/2004    N/A
Marathon Structured Finance Fund, L.P.
   (e)                                     2,250,441    1,737,206     0.46        68,500   11/1/2004    N/A
Mariner-Tricadia Credit Strategies,
   L.P. (d)                               10,000,000    9,960,400     2.63      (39,600)    6/1/2011 Quarterly
Monarch Debt Recovery Fund, L.P. (d)       6,750,000   20,426,855     5.40     1,214,041   10/1/2002 Annually
Normandy Hill Fund, L.P. (d)              15,000,000   14,579,926     3.85      (81,223)    4/1/2010 Quarterly
                                                                                                     Every 24
Redwood Domestic Fund, L.P.               10,000,000   17,564,081     4.64     1,163,811   10/1/2008  months
Styx Partners, L.P. (c)                   15,034,467   16,988,698     4.49       638,901    8/1/2002    N/A
Whitebox Hedged High Yield Fund, L.P.
   (c)                                       571,168      816,179     0.22      (75,845)    2/1/2004    N/A
Whitebox Hedged High Yield, Ltd. (c)       2,493,804    2,257,851     0.60     (208,769)    9/1/2005    N/A
                                        ------------ ------------ --------  ------------
   CREDIT SUBTOTAL                      $247,259,400 $298,763,343    78.92% $ 13,114,784
RELATIVE VALUE
Linden Investors, L.P. (d)                15,000,000   14,406,541     3.80     (593,459)    6/1/2011 Quarterly
One William Street Capital Partners,
   L.P. (d)                               14,176,025   17,226,210     4.55       167,084   12/1/2009 Quarterly
Waterstone Market Neutral Fund, L.P.
   (d)                                    18,000,000   19,338,120     5.11       679,999    7/1/2010 Quarterly
                                        ------------ ------------ --------  ------------
 RELATIVE VALUE SUBTOTAL                $ 47,176,025 $ 50,970,871    13.46% $    253,624

                                                                              REALIZED
                                                                                AND
                                                                             UNREALIZED
                                                                    % OF    GAIN/(LOSS)
                                                      UNREALIZED  MEMBERS'     FROM
EURO FX CONTRACTS                           COST      GAIN/(LOSS) CAPITAL   INVESTMENTS
-----------------                       ------------ ------------ --------  ------------
Euro Foreign Currency Forward Contract
(g)                                               --      (78,149)   (0.02)   (1,093,826)

     The preceding notes are an integral part of these financial statements.

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                                            REALIZED AND
                                                                             UNREALIZED
                                                                   % OF      GAIN/(LOSS)
                                                                  MEMBERS'      FROM
INVESTMENT FUND                             COST      FAIR VALUE  CAPITAL   INVESTMENTS
---------------                         ------------ ------------ --------  ------------
Other Securities (h)                    $     34,452 $     21,416   0.01    $    (14,539)
Redeemed Investment Funds                         --           --     --      (2,711,730)
                                        ------------ ------------  -----    ------------
TOTAL                                   $294,469,877 $349,677,481  92.37%   $  9,548,313
                                        ============ ============  =====    ============

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(d)  Investment Funds categorized as Level 2 investments.

(e) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(f) The Investment Fund is a private equity position that is expected to be fully distributed to its investors over the next 48 months.

(g) The current fair value of the Euro foreign currency forward sale contract open with Morgan Stanley & Co. Incorporated is $(9,981,719) and the value on settlement date of September 30, 2011 is $(9,903,570).

(h) Securities received from in-kind distributions from Investment Funds which have been held for less than one year.

Complete information about the Investment Funds' underlying investments is not readily available.

The fund has a receivable recorded on the Statement of Assets, Liabilities and Members' Capital from Highland Credit Strategies Ltd. and Highland Crusader Fund, L.P. in the amounts of $4,981,730 and $10,905,327, respectively. The underlying investments held are managed within the Credit strategies. The unrealized gain/(loss) on the receivable from Highland Credit Strategies Ltd. and Highland Crusader Fund, L.P. for the period January 1, 2011 through June 30, 2011 is $887,095 and $(680,780), respectively which is recorded in net change in unrealized appreciation/depreciation on investments in Investment Funds, investments in other securities, foreign currency contracts and translations and receivables on the Statement of Operations.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the June 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at June 30, 2011.

                                  ASSETS TABLE

                      TOTAL FAIR
                         VALUE
                          AT
DESCRIPTION          JUNE 30, 2011   LEVEL 1      LEVEL 2        LEVEL 3
-----------          -------------   -------   ------------   ------------
Credit                $298,763,343     $--     $165,905,947   $132,857,396
Relative Value          50,970,871      --       50,970,871             --
Other Securities            21,416      --               --         21,416
                      ------------     ---     ------------   ------------
TOTAL ASSETS          $349,755,630     $--     $216,876,818   $132,878,812
                      ------------     ---     ------------   ------------

     The preceding notes are an integral part of these financial statements.

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                LIABILITIES TABLE

                      TOTAL FAIR
                         VALUE
                          AT
DESCRIPTION          JUNE 30, 2011   LEVEL 1    LEVEL 2   LEVEL 3
-----------          -------------   -------   --------   -------
Euro FX Contracts      $(78,149)       $--     $(78,149)    $--
                       --------        ---     --------     ---
TOTAL LIABILITIES      $(78,149)       $--     $(78,149)    $--
                       --------        ---     --------     ---

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                            NET
                                                                                                         TRANSFERS
                      BALANCE                                       CHANGE IN                               IN
                       AS OF                                       UNREALIZED                              AND/OR      BALANCE
                   DECEMBER 31,     STRATEGY      REALIZED GAIN/ APPRECIATION /                           (OUT) OF      AS OF
DESCRIPTION            2010     RECLASSIFICATION*     (LOSS)      DEPRECIATION  PURCHASES     SALES      LEVEL 3 ** JUNE 30, 2011
-----------        ------------ ----------------- -------------- -------------- --------- ------------  ----------- -------------
Credit             $         --    $113,972,343    $(1,808,605)    $5,257,632      $--    $(18,686,251) $34,122,277  $132,857,396
Direct Loans /
Structured
   Finance           49,121,650     (49,121,650)            --             --       --              --           --            --
Distressed Credit    12,531,703     (12,531,703)            --             --       --              --           --            --
Diversified Credit   52,318,990     (52,318,990)            --             --       --              --           --            --
Other Securities             --              --             --             --       --              --       21,416        21,416
                   ------------    ------------    -----------     ----------      ---    ------------  -----------  ------------
Total              $113,972,343    $         --    $(1,808,605)    $5,257,632      $--    $(18,686,251) $34,143,693  $132,878,812
                   ------------    ------------    -----------     ----------      ---    ------------  -----------  ------------

* Effective June 30, 2011, the Fund's underlying Fund investments were reclassified into new investment strategies. See Note 3a in the Notes to the Financial Statements for further description of the new investment strategies.

** The transfer into Level 3 investments in the amount of $34,122,277 is due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to June 30, 2011. For the period ended June 30, 2011, Other Securities were classified as Level 3 investments as the determination of value for these investments was based upon significant unobservable inputs.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $9,289,399.

     The preceding notes are an integral part of these financial statements.

                       O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT LLC (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on May 18, 2011. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by UBS Alternative and Quantitative Investments LLC (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in investment management and compliance services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors noted that there were no funds or accounts managed by the Adviser or its affiliates with similar investment objectives, policies and strategies as the Fund. The Directors recognized that certain of the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its respective Comparable Funds. The Directors observed that the Fund's one-year performance for the period ended March 31, 2011 exceeded the median performance of the Comparable Funds.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Directors showed that although the combination of the Fund's management fee and service fee was above the median management fee of the Comparable Funds, unlike the Comparable Funds, the Fund did not charge an incentive fee. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

     The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Management Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Fund's Investment Management Agreement was in the best interests of the Fund and its investors.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) O'Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly, UBS Credit Recovery Fund, L.L.C.)


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------
                          William Ferri, Principal Executive Officer

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------
                          William Ferri, Principal Executive Officer

Date August 26, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date August 26, 2011

* Print the name and title of each signing officer under his or her signature.